Pemberwick Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS AND NOTES - 74.1%	Par	Value
COMMUNICATIONS - 0.5%
Comcast Corp., 3.95%, 10/15/2025	$125,000	$124,400
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	300,000	297,102
Walt Disney Co.
3.70%, 10/15/2025	250,000	248,621
1.75%, 01/13/2026	300,000	292,126
		962,249

CONSUMER, CYCLICAL - 0.4%
Target Corp., 2.25%, 04/15/2025	250,000	248,179
Toyota Motor Credit Corp.
3.65%, 08/18/2025	600,000	600,018
3.65%, 08/18/2025	300,000	298,512
0.80%, 10/16/2025	300,000	291,482
		1,438,191

CONSUMER, NON-CYCLICAL - 1.8%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	300,000	290,734
3.20%, 06/15/2026	300,000	294,864
Brown-Forman Corp., 3.50%, 04/15/2025	300,000	298,923
Gilead Sciences, Inc., 3.50%, 02/01/2025	300,000	299,604
PepsiCo, Inc., 2.75%, 04/30/2025	300,000	298,400
Philip Morris International, Inc., 1.50%, 05/01/2025	1,000,000	989,412
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	301,598
3.70%, 12/15/2025	400,000	397,002
3.10%, 03/15/2026	350,000	345,033
		3,515,570

ENERGY - 0.9%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	248,951
3.12%, 05/04/2026	300,000	294,793
Chevron Corp., 1.55%, 05/11/2025	300,000	296,788
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	300,000	299,269
Exxon Mobil Corp., 2.99%, 03/19/2025	300,000	299,096
Phillips 66, 3.85%, 04/09/2025	300,000	299,190
		1,738,087

FINANCIALS - 66.8%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	287,859
American Express Co.
5.30% (SOFR + 0.76%), 02/13/2026	4,231,000	4,245,813
5.93% (SOFR + 1.35%), 10/30/2026	4,600,000	4,634,854
5.22% (SOFR + 0.65%), 11/04/2026	2,383,000	2,384,886
Ameriprise Financial, Inc., 3.00%, 04/02/2025	300,000	298,760
AvalonBay Communities, Inc., 3.50%, 11/15/2025	300,000	297,080
Bank of America Corp.
5.59% (3 mo. Term SOFR + 1.03%), 02/05/2026	5,178,000	5,182,538
6.04% (SOFR + 1.33%), 04/02/2026	3,669,000	3,679,301
Bank of America NA, 5.55% (SOFR + 1.02%), 08/18/2026	3,400,000	3,429,395
Bank of Montreal
5.13% (SOFR + 0.47%), 01/10/2025	1,971,000	1,971,098
5.56% (SOFR + 1.06%), 06/07/2025	2,000,000	2,006,462
5.43% (SOFR + 0.95%), 09/25/2025	1,680,000	1,688,883
Bank of New York Mellon, 4.94% (SOFR + 0.45%), 03/13/2026	4,000,000	4,002,098
Bank of New York Mellon Corp., 5.22% (SOFR + 0.62%), 04/25/2025	4,452,000	4,455,336
Bank of Nova Scotia, 5.12% (SOFR + 0.46%), 01/10/2025	1,850,000	1,850,093
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	300,000	295,550
Canadian Imperial Bank of Commerce
5.62% (SOFR + 0.94%), 04/07/2025	3,834,000	3,841,382
5.92% (SOFR + 1.22%), 10/02/2026	2,500,000	2,523,791
Citibank NA, 5.17% (SOFR + 0.59%), 04/30/2026	400,000	400,952
Citigroup, Inc.
5.30% (SOFR + 0.69%), 01/25/2026	2,585,000	2,586,740
6.01% (SOFR + 1.53%), 03/17/2026	9,300,000	9,324,575
ERP Operating LP, 3.38%, 06/01/2025	300,000	298,369
Goldman Sachs Bank USA/New York NY, 5.27% (SOFR + 0.75%), 05/21/2027	1,330,000	1,333,460
Goldman Sachs Group, Inc.
5.60% (SOFR + 1.07%), 08/10/2026	2,700,000	2,709,813
5.29% (SOFR + 0.79%), 12/09/2026	2,000,000	2,004,939
HSBC Holdings PLC
5.93% (SOFR + 1.43%), 03/10/2026	4,347,000	4,349,915
6.03% (3 mo. Term SOFR + 1.64%), 09/12/2026	7,000,000	7,048,477
Loews Corp., 3.75%, 04/01/2026	400,000	395,814
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	300,000	299,439
3.75%, 03/14/2026	300,000	297,349
MetLife, Inc.
3.00%, 03/01/2025	550,000	548,471
3.60%, 11/13/2025	125,000	124,007
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	298,685
Mitsubishi UFJ Financial Group, Inc., 5.47% (SOFR + 0.94%), 02/20/2026	4,850,000	4,854,192
Mizuho Financial Group, Inc., 5.49% (SOFR + 0.96%), 05/22/2026	7,700,000	7,718,841
Morgan Stanley, 5.48% (SOFR + 0.95%), 02/18/2026	1,100,000	1,101,241
Morgan Stanley Bank NA, 5.43% (SOFR + 0.78%), 07/16/2025	6,065,000	6,078,945
New York Life Global Funding, 4.98% (SOFR + 0.48%), 06/09/2026 (b)	4,000,000	4,008,088
Principal Financial Group, Inc., 3.40%, 05/15/2025	1,000,000	995,139
Prologis LP
3.25%, 06/30/2026	300,000	294,562
2.13%, 04/15/2027	300,000	284,325
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	386,089
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	288,057
Realty Income Corp.
3.88%, 04/15/2025	150,000	149,655
0.75%, 03/15/2026	400,000	381,601
4.13%, 10/15/2026	300,000	297,437
Royal Bank of Canada
5.07% (SOFR + 0.44%), 01/21/2025	1,000,000	1,000,117
5.49% (SOFR + 0.84%), 04/14/2025	1,000,000	1,001,622
5.16% (SOFR + 0.59%), 11/02/2026	2,200,000	2,203,118
Simon Property Group LP
3.50%, 09/01/2025	100,000	99,323
3.30%, 01/15/2026	400,000	395,005
Societe Generale SA, 5.68% (SOFR + 1.05%), 01/21/2026 (b)	2,000,000	2,000,707
Sumitomo Mitsui Financial Group, Inc., 6.10% (SOFR + 1.43%), 01/13/2026	7,100,000	7,186,077
Wells Fargo & Co., 5.92% (SOFR + 1.32%), 04/25/2026	3,000,000	3,010,688
Wells Fargo Bank NA
5.37% (SOFR + 0.80%), 08/01/2025	4,000,000	4,008,028
5.36% (SOFR + 0.71%), 01/15/2026	4,900,000	4,916,792
		131,755,833

INDUSTRIALS - 1.3%
Boeing Co., 2.50%, 03/01/2025	100,000	99,488
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	99,612
7.00%, 12/15/2025	215,000	220,269
Caterpillar Financial Services Corp.
3.40%, 05/13/2025	1,000,000	996,149
0.80%, 11/13/2025	300,000	290,463
John Deere Capital Corp.
4.05%, 09/08/2025	300,000	299,073
0.70%, 01/15/2026	300,000	288,693
5.05%, 03/03/2026	300,000	302,207
		2,595,954

TECHNOLOGY - 0.4%
Apple, Inc., 3.20%, 05/13/2025	150,000	149,350
International Business Machines Corp., 7.00%, 10/30/2025	150,000	152,979
Intuit, Inc., 0.95%, 07/15/2025	300,000	294,363
Lam Research Corp., 3.75%, 03/15/2026	300,000	297,061
		893,753

UTILITIES - 1.7%
Arizona Public Service Co., 3.15%, 05/15/2025	300,000	298,064
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	200,000	199,687
Duke Energy Progress LLC, 3.25%, 08/15/2025	100,000	99,201
Georgia Power Co., 3.25%, 04/01/2026	300,000	295,064
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	148,550
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	299,111
4.45%, 03/13/2026	300,000	299,508
PECO Energy Co., 3.15%, 10/15/2025	428,000	423,534
Public Service Electric and Gas Co.
3.00%, 05/15/2025	675,000	670,959
0.95%, 03/15/2026	300,000	287,518
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	295,667
		3,316,863
TOTAL CORPORATE BONDS AND NOTES (Cost $146,084,337)		146,216,500

U.S. TREASURY OBLIGATIONS - 11.0%	Par	Value
United States Treasury Note/Bond
1.38%, 01/31/2025	1,800,000	1,795,796
2.00%, 02/15/2025	2,000,000	1,994,355
0.50%, 03/31/2025	1,800,000	1,784,006
0.38%, 04/30/2025	2,000,000	1,974,770
2.13%, 05/15/2025	2,000,000	1,984,510
0.25%, 05/31/2025	2,000,000	1,967,746
0.25%, 06/30/2025	1,000,000	980,917
2.75%, 06/30/2025	500,000	496,438
2.88%, 07/31/2025	500,000	496,136
2.00%, 08/15/2025	800,000	788,941
2.75%, 08/31/2025	500,000	495,126
2.25%, 11/15/2025	820,000	806,051
4.50%, 11/15/2025	400,000	400,777
0.38%, 01/31/2026	1,700,000	1,631,401
2.63%, 01/31/2026	200,000	196,641
6.00%, 02/15/2026	1,900,000	1,939,154
0.75%, 04/30/2026	1,000,000	955,304
0.75%, 05/31/2026	1,000,000	952,575
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,753,425)		21,640,644

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	65,376	66,202
Series 2097, Class PZ, 6.00%, 11/15/2028	45,090	45,592
Series 2526, Class FI, 5.71% (30 day avg SOFR US + 1.11%), 02/15/2032	14,008	14,098
Series 2682, Class LD, 4.50%, 10/15/2033	16,399	16,211
Series 2759, Class TC, 4.50%, 03/15/2034	88,433	86,519
Series 2933, Class HD, 5.50%, 02/15/2035	1,675	1,704
Series 2989, Class TG, 5.00%, 06/15/2025	66	66
Series 3002, Class YD, 4.50%, 07/15/2025	1,357	1,354
Series 3775, Class EM, 3.50%, 11/15/2025	1,910	1,897
Series 3786, Class NA, 4.50%, 07/15/2040	7,155	7,123
Series 3970, Class HB, 3.00%, 12/15/2026	39,845	39,275
Series 4002, Class LB, 2.00%, 09/15/2041	38,502	36,513
Series 4020, Class PA, 2.75%, 03/15/2027	4,526	4,467
Series 4045, Class HC, 2.00%, 07/15/2041	186	185
Series 4171, Class NG, 2.00%, 06/15/2042	62,628	56,364
Series 4203, Class DM, 3.00%, 04/15/2033	28,216	27,482
Series 4266, Class BG, 2.50%, 04/15/2026	6,837	6,733
Series 4309, Class JD, 2.00%, 10/15/2043	9,504	8,746
Series 4311, Class TD, 2.50%, 02/15/2029	28,252	27,726
Series 4363, Class EJ, 4.00%, 05/15/2033	47,782	47,394
Series 4417, Class EG, 2.50%, 01/15/2040	476	475
Series 4453, Class DA, 3.50%, 11/15/2033	18,306	18,143
Series 4472, Class MA, 3.00%, 05/15/2045	242,377	222,543
Series 4716, Class PA, 3.00%, 07/15/2044	47,685	46,653
Series 4949, Class PM, 2.50%, 02/25/2050	139,228	113,810
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	38,363	39,378
Series 2003-127, Class EG, 6.00%, 12/25/2033	48,096	49,358
Series 2005-40, Class YG, 5.00%, 05/25/2025	140	139
Series 2005-48, Class AU, 5.50%, 06/25/2035	18,663	18,954
Series 2005-64, Class PL, 5.50%, 07/25/2035	4,722	4,799
Series 2005-68, Class PG, 5.50%, 08/25/2035	5,310	5,374
Series 2005-83, Class LA, 5.50%, 10/25/2035	2,276	2,312
Series 2007-27, Class MQ, 5.50%, 04/25/2027	661	662
Series 2010-123, Class BP, 4.50%, 11/25/2040	50,157	49,403
Series 2011-110, Class CY, 3.50%, 11/25/2026	39,951	39,313
Series 2011-146, Class LX, 3.50%, 10/25/2040	60,435	59,884
Series 2012-101, Class AB, 1.50%, 06/25/2027	3,212	3,189
Series 2012-102, Class HA, 2.00%, 02/25/2042	39,289	36,521
Series 2012-134, Class VP, 3.00%, 10/25/2042	19,645	19,432
Series 2012-139, Class JA, 3.50%, 12/25/2042	144,750	134,029
Series 2012-148, Class BQ, 1.25%, 01/25/2028	21,744	21,100
Series 2012-38, Class PA, 2.00%, 09/25/2041	16,432	15,166
Series 2012-66, Class HE, 1.50%, 06/25/2027	3,262	3,191
Series 2012-90, Class DA, 1.50%, 03/25/2042	20,185	18,241
Series 2013-124, Class BD, 2.50%, 12/25/2028	3,061	3,019
Series 2013-14, Class QD, 1.50%, 03/25/2043	24,301	20,047
Series 2013-18, Class PA, 2.00%, 11/25/2041	55,071	52,129
Series 2013-6, Class LD, 2.00%, 02/25/2043	28,892	24,506
Series 2013-72, Class HG, 3.00%, 04/25/2033	74,261	71,503
Series 2014-19, Class HA, 2.00%, 06/25/2040	8,691	8,445
Series 2014-8, Class DA, 4.00%, 03/25/2029	6,985	6,936
Series 2016-105, Class PA, 3.50%, 04/25/2045	125,625	122,022
Series 2016-60, Class Q, 1.75%, 09/25/2046	54,082	48,886
Series 2016-8, Class PC, 2.50%, 10/25/2044	135,758	128,915
Series 2017-77, Class BA, 2.00%, 10/25/2047	48,620	43,298
Series 2019-33, Class N, 3.00%, 03/25/2048	297,666	274,309
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	19,680	19,940
Series 2010-112, Class NG, 2.25%, 09/16/2040	48,247	44,518
Series 2012-106, Class MA, 2.00%, 11/20/2041	60,820	56,344
Series 2012-48, Class MA, 2.50%, 04/16/2042	37,281	33,670
Series 2013-56, Class AP, 2.00%, 11/16/2041	52,786	47,717
Series 2013-64, Class LP, 1.50%, 08/20/2041	82,028	75,339
Series 2013-88, Class WA, 4.51%, 06/20/2030 (c)	661	659
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,651,733)		2,499,922

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,969	1,959
Pool C91281, 4.50%, 12/01/2029	4,502	4,477
Pool C91295, 4.50%, 04/01/2030	2,509	2,494
Pool J14494, 4.00%, 02/01/2026	1,202	1,197
Pool J15974, 4.00%, 06/01/2026	573	570
Pool J17508, 3.00%, 12/01/2026	8,303	8,188
Pool ZT1361, 3.00%, 05/01/2047	190,608	165,898
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	16,465	15,902
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	786	785
Pool 257204, 5.50%, 05/01/2028	2,440	2,462
Pool AC3237, 5.00%, 10/01/2039	16,116	16,065
Pool AD0249, 5.50%, 04/01/2037	6,584	6,645
Pool BL5531, 2.33%, 01/01/2027	600,000	576,112
Pool BP3785, 2.00%, 03/01/2036	280,537	248,859
Pool BP6567, 3.00%, 08/01/2040	129,309	115,107
Pool FM2014, 3.00%, 11/01/2049	188,523	163,298
Pool FM5719, 3.00%, 06/01/2046	274,993	242,785
Pool MA0142, 4.00%, 08/01/2029	3,080	3,033
Pool MA0919, 3.50%, 12/01/2031	149,632	144,596
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,899,385)		1,720,432

SHORT-TERM INVESTMENTS - 12.4%	Shares	Value
Money Market Funds - 8.7%
First American Government Obligations Fund - Class X, 4.32% (d)	17,228,035	17,228,035

U.S. Treasury Bills - 3.7%	Par
4.93%, 01/23/2025 (e)	1,500,000	1,496,290
4.47%, 02/20/2025 (e)	1,800,000	1,789,809
4.56%, 03/06/2025 (e)	2,000,000	1,985,371
4.37%, 04/10/2025 (e)	2,000,000	1,977,406
		7,248,876
TOTAL SHORT-TERM INVESTMENTS (Cost $24,473,174)		24,476,911

TOTAL INVESTMENTS - 99.7% (Cost $196,862,054)		196,554,409
Other Assets in Excess of Liabilities - 0.3%		653,038
TOTAL NET ASSETS - 100.0%		$197,207,447
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,008,795 or 3.0% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Pemberwick Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds and Notes	$–	$146,216,500	$–	$146,216,500
U.S. Treasury Obligations	–	21,640,644	–	21,640,644
Collateralized Mortgage Obligations	–	2,499,922	–	2,499,922
U.S. Government Agency Obligations	–	1,720,432	–	1,720,432
Money Market Funds	17,228,035	–	–	17,228,035
U.S. Treasury Bills	–	7,248,876	–	7,248,876
Total Investments	$17,228,035	$179,326,374	$–	$196,554,409

Refer to the Schedule of Investments for further disaggregation of investment categories.